Business Units and Related Information (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Contribution of Northern Trust's Business Units

The following tables show the earnings contribution of Northern Trust’s business units for the years ended December 31, 2012, 2011, and 2010.

CORPORATE AND INSTITUTIONAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,334.1	$1,196.4	$1,175.1
Foreign Exchange Trading Income	193.5	315.7	375.3
Other Noninterest Income	193.6	169.7	147.4
Net Interest Income (FTE) (Note)	280.1	282.5	271.8

Revenue (FTE) (Note)	2,001.3	1,964.3	1,969.6
Provision for Credit Losses	(2.1)	(20.5)	(16.1)
Noninterest Expense	1,599.9	1,522.4	1,328.9

Income before Income Taxes (Note)	403.5	462.4	656.8
Provision for Income Taxes (Note)	114.3	168.3	222.4

Net Income	$289.2	$294.1	$434.4

Percentage of Consolidated Net Income	42%	49%	65%

Average Assets	$49,904.0	$47,533.7	$38,749.3

PERSONAL FINANCIAL SERVICES RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$1,071.4	$973.1	$906.8
Foreign Exchange Trading Income	12.6	8.8	6.9
Other Noninterest Income	93.6	119.7	126.4
Net Interest Income (FTE) (Note)	629.9	613.7	591.8

Revenue (FTE) (Note)	1,807.5	1,715.3	1,631.9
Provision for Credit Losses	27.1	75.5	176.1
Noninterest Expense	1,182.3	1,214.9	1,103.0

Income before Income Taxes (Note)	598.1	424.9	352.8
Provision for Income Taxes (Note)	226.4	168.7	132.8

Net Income	$371.7	$256.2	$220.0

Percentage of Consolidated Net Income	54%	42%	33%

Average Assets	$23,917.9	$23,861.5	$23,564.5

TREASURY AND OTHER RESULTS OF OPERATIONS

(In Millions)	2012	2011	2010
Other Noninterest Income	$7.0	$(22.6)	$(8.9)
Net Interest Income (FTE) (Note)	121.1	153.1	94.2

Revenue (FTE) (Note)	128.1	130.5	85.3
Visa Indemnification Benefit	–	(23.1)	(33.0)
Noninterest Expense (Excluding Visa Indemnification Benefit)	96.6	117.0	99.0

Income before Income Taxes (Note)	31.5	36.6	19.3
Provision (Benefit) for Income Taxes (Note)	5.1	(16.7)	4.2

Net Income	$26.4	$53.3	$15.1

Percentage of Consolidated Net Income	4%	9%	2%

Average Assets	$19,153.6	$20,552.7	$13,694.4

CONSOLIDATED FINANCIAL INFORMATION

(In Millions)	2012	2011	2010
NONINTEREST INCOME
Trust, Investment and Other Servicing Fees	$2,405.5	$2,169.5	$2,081.9
Foreign Exchange Trading Income	206.1	324.5	382.2
Other Noninterest Income	294.2	266.8	264.9
Net Interest Income (FTE) (Note)	1,031.1	1,049.3	957.8

Revenue (FTE) (Note)	3,936.9	3,810.1	3,686.8
Provision for Credit Losses	25.0	55.0	160.0
Visa Indemnification Benefit	–	(23.1)	(33.0)
Noninterest Expense (Excluding Visa Indemnification Benefit)	2,878.8	2,854.3	2,530.9

Income before Income Taxes (Note)	1,033.1	923.9	1,028.9
Provision for Income Taxes (Note)	345.8	320.3	359.4

Net Income	$687.3	$603.6	$669.5

Average Assets	$92,975.5	$91,947.9	$76,008.2

Note: Stated on an FTE basis. The consolidated figures include $40.8 million, $40.2 million, and $39.1 million, of FTE adjustments for 2012, 2011, and 2010, respectively.

Distribution of Total Assets and Operating Performance

DISTRIBUTION OF TOTAL ASSETS AND OPERATING PERFORMANCE

(In Millions)	TOTAL ASSETS	TOTAL REVENUE	INCOME BEFORE INCOME TAXES	NET INCOME
2012
Non-U.S.	$29,198.4	$992.5	$194.9	$147.6
U.S.	68,265.4	2,903.6	797.4	539.7

Total	$97,463.8	$3,896.1	$992.3	$687.3

2011
Non-U.S.	$28,625.2	$1,084.8	$284.4	$199.3
U.S.	71,598.5	2,685.1	599.3	404.3

Total	$100,223.7	$3,769.9	$883.7	$603.6

2010
Non-U.S.	$24,472.9	$980.9	$325.1	$229.3
U.S.	59,371.0	2,666.8	664.7	440.2

Total	$83,843.9	$3,647.7	$989.8	$669.5

Note: Total revenue is comprised of net interest income and noninterest income.